Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment

7.Property and equipment

Details of the Company’s property and equipment as of December 31, 2021 and December 31, 2020 are listed as follows:

	Balance				Balance
	January 1,		Additions/	Foreign	December 31,
	2021	Acquisition	Disposals	exchange	2021
Cost
Furniture and fixtures	268,018	31,842	746	21,227	321,833
Computer and transcription equipment	1,499,729	218,696	78,458	15,888	1,812,771
Buildings – Leasehold Improvements	4,920	38,114	—	17	43,051
	1,772,667	288,652	79,204	37,132	2,177,655
Accumulated depreciation
Furniture and fixtures	219,306	—	13,844	7,461	240,611
Computer and transcription equipment	1,335,406	—	111,884	25,722	1,473,012
Buildings – Leasehold Improvements	2,120	—	938	—	3,058
	1,556,832	—	126,666	33,183	1,716,681
Net book value	$215,835				$460,974

	Balance			Balance
	January 1,	Additions/	Foreign	December 31,
	2020	(Disposals)	exchange	2020
Cost
Furniture and fixtures	253,977	13,971	70	268,018
Computer and transcription equipment	1,298,714	188,327	12,688	1,499,729
Building – Leasehold improvements	4,817	—	103	4,920
	$1,557,508	202,298	12,861	$1,772,667
Accumulated depreciation
Furniture and fixtures	204,713	14,543	50	219,306
Computer and transcription equipment	1,239,819	86,400	9,187	1,335,406
Building – Leasehold improvements	1,389	668	63	2,120
	1,445,921	101,611	9,300	1,556,832
Net book value	$111,587			$215,835